Commitments and Contingencies (Details)		11 Months Ended
	Aug. 03, 2021 shares	Dec. 31, 2021 USD ($) item shares
Subsidiary, Sale of Stock [Line Items]
Maximum Number Of Demands For Registration Of Securities | item		3
Underwriting Discount Percentage		1.00%
Underwriter cash discount | $		$ 1,500,000
Deferred underwriting discount | $		$ 5,250,000
Deferred Underwriting Discount Percentage		3.50%
Number of shares subject to forfeiture | shares		562,500
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Option vesting period	45 days	45 days
Option to Purchase Additional Units Given to Underwriters | shares	2,250,000	2,250,000